FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, "Fair Value Measurements and Disclosures", the Company measures its cash equivalents, available-for-sale marketable securities and acquisition related contingent consideration at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2 since these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The liability with respect to contingent consideration regarding Seculert acquisition is classified within Level 3 since this liability is valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2018, and 2017:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$4,970	$-	$-	$4,970

Government debentures	-	4,986	-	4,986

Available-for-sale:

Foreign banks and government debentures	-	61,231	-	61,231
Corporate debentures	-	39,180	-	39,180

Total financial assets	$4,970	$105,397	$-	$110,367

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:
Money market funds	$501	$-	$-	$501

Available-for-sale:

Foreign banks and government debentures	-	50,043	-	50,043
Corporate debentures	-	46,957	-	46,957

Total financial assets	$501	$97,000	$-	$97,501

Liabilities

Contingent consideration	$-	$-	$1,550	$1,550

Total financial liabilities	$-	$-	$1,550	$1,550

The table below presents the changes in Level 3 contingent consideration obligation measured on a recurring basis and related to business combination of Seculert from January 2017:

Fair value at January 1, 2017	$-
Acquisition date fair value of contingent consideration related to investment in Seculert (see Note 1c)	1,981
Changes in the fair value of contingent consideration in Seculert	(431)
Fair value at December 31,2017	1,550
Changes in the fair value of contingent consideration in Seculert	(240)
Payment of contingent consideration in Seculert	(1,310)
Fair value at December 31, 2018	$-

As of December 31,2017, the Company estimated the fair value of the contingent consideration using Monte Carlo simulation with a discount rate of 16% and based on various probabilities for Seculert to meet the revenues milestone and the completion of the R&D development (refer to Note 1c for further details). As of December 31, 2017, the R&D milestone was not achieved and no payments to Seculert's shareholders were due. Accordingly, the Company recorded a net income of $431 in 2017. During 2018, the R&D milestone was achieved and a payment in amount of $1,310 to Seculert's shareholders was due. As of December 31, 2018, the Company estimated that no further payments will be required and accordingly, recorded a benefit of $240 in the general and administrative in order to reduce the contingent consideration fair value to nil.

Changes in the contingent consideration are recorded in the consolidated statements of income (loss) in operating expenses under Research and development, net.